Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of Related Party Transactions

Year ended October 31,	2022	2021	2020
	$	$	$
Salaries and consulting fees	638,067	875,058	577,774
Share-based compensation	13,043	70,040	60,929
Stock option expense	6,536	64,436	144,639
Total	657,646	1,009,534	783,342

*	COO was appointed subsequent to April 30, 2021, and was paid and compensated prior to appointment; compensation for the year ended October 31, 2021, is included in the table above for comparability to past & ongoing expenses. COO’s final date of employment was December 27, 2021.
**	CAO was promoted to CFO in September 2021.

Schedule of dept portions pertaining to related parties

	CEO	Senior VP - GR Unlimited LLC	Director	COO	Total
	$	$	$	$	$
Balance - October 31, 2020	61,493	122,987	184,480	-	368,960
Borrowed	-	-	-	150,000	150,000
Interest	37,589	75,178	112,767	13,750	239,284
Payments	(33,543)	(67,087)	(100,630)	-	(201,260)
Balance - October 31, 2021	65,539	131,078	196,617	163,750	556,984
Borrowed	-	-	-	-	-
Interest	24,621	49,242	73,863	1,250	148,976
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(425,154)
Balance – October 31, 2022	46,799	93,603	140,404	-	280,806

Schedule of non-brokered private placement

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	$825,000	6,600,000	6,600,000